Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Supplementary Information to Consolidated Statements of Cash Flows

($ millions)	2023	2022
Cash paid for
Interest	1,255	1,057
Income taxes	129	79

Change in working capital
Accounts receivable and other current assets	142	(479)
Prepaid expenses	(7)	(22)
Inventories	(1)	(153)
Regulatory assets - current portion	104	(307)
Accounts payable and other current liabilities	(390)	449
Regulatory liabilities - current portion	71	33
	(81)	(479)

Non-cash investing and financing activities
Accrued capital expenditures	516	411
Common share dividends reinvested	408	364
Contributions in aid of construction	15	13